Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization and nature of operations
Schedule of company's principal subsidiaries and consolidated VIE

As of December 31, 2024, the Company’s principal subsidiaries and the consolidated VIE are as follows:

			Equity
	Place of	Date of	economic	Principal
Name of subsidiaries and consolidated VIE	incorporation	incorporation	interest held	activities
Subsidiaries:
Smart Share International Limited	Hong Kong, China	August 15,2017	100%	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. (“Zhixiang WFOE”)	PRC	June 23,2017	100%	Mobile device charging business
Zhixiang Investment Co., Ltd. (“Zhixiang Investment WFOE”)	PRC	February 26,2021	100%	Investment holding
Zhitong (Xinyi) Technology Co., Ltd.	PRC	March 22, 2021	100%	Mobile device charging business
Zhilang Technology (Tianjin) Co., Ltd.	PRC	April 1,2021	100%	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.	PRC	June 28,2021	100%	Research and development function
Anhui Tianhui New Energy Technology Co., Ltd.	PRC	October 11, 2022	100%	Photovoltaic (“PV”) business
Tianhui New Energy (Hefei) Co., Ltd.	PRC	October 24, 2022	100%	PV business
ZhiHui (Hefei) Technology Co., Ltd.	PRC	October 11, 2023	100%	Mobile device charging business
Consolidated VIE
Shanghai Zhixiang Technology Co., Ltd. (“Shanghai Zhixiang”)	PRC	April 28,2017	100%	Research and development function

Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	107	200
Prepayments and other current assets	4,054	29
Amounts due from non-VIE subsidiaries of the Company	594,166	505,336
Total current assets	598,327	505,565
Other non-current assets	6	—
Total non-current assets	6	—
Total assets	598,333	505,565

Salary and welfare payable	731	1,144
Tax payable	8,003	3,987
Amounts due to non-VIE subsidiaries of the Company	441,540	365,750
Accruals and other current liabilities	13	13
Total current liabilities	450,287	370,894
Total liabilities	450,287	370,894

Total shareholders’ equity	148,046	134,671

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Third party revenues	11	9	16
Inter-company service charge (a)	2,554	15,200	—
Third-party costs and expenses	(10,015)	(4,190)	(9,430)
Other operating loss	(1,566)	(6,143)	(4,734)
Income from non-operations	8	1	1
(Loss)/income before income tax expense	(9,008)	4,877	(14,147)
Less: Income tax expense	—	—	—
Net (loss)/income	(9,008)	4,877	(14,147)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Intercompany payments from service charge	(6,500)	(1,305)	—
Intercompany receipts from service charge	14,600	13,310	13,020
Operating activities with external parties	(8,616)	(11,988)	(12,927)
Net cash (used in)/generated from operating activities	(516)	17	93
Net (decrease)/increase in cash and cash equivalents	(516)	17	93

For the years ended December 31, 2022, 2023 and 2024, there was no cash generated from or used in investing and financing activities of the consolidated VIEs.

Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE pays service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.